Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Equity Awards
We typically do not grant stock options or similar awards as part of our standard equity compensation programs. We do not schedule equity award grants in anticipation of the release of material non-public
information, nor do we time the release of material
non-public
information for the purpose of affecting the value of executive compensation. Our policy is to generally grant equity awards, including awards to executive officers, employees and outside directors, effective as of the close of market on the second trading day following the release of our quarterly earning results.

Award Timing Method	We do not schedule equity award grants in anticipation of the release of material non-public
information, nor do we time the release of material
non-public
information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false